Securitizations and Other Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entity [Line Items]
Mortgage Related Securitizations
The table below summarizes select information related to first-lien mortgage securitizations for 2015 and 2014.

First-lien Mortgage Securitizations

	Residential Mortgage
	Agency		Non-agency - Subprime		Commercial Mortgage
(Dollars in millions)	2015	2014	2015	2014	2015	2014
Cash proceeds from new securitizations (1)	$27,164	$36,905	$—	$809	$7,945	$5,710
Gain on securitizations (2)	894	371	—	49	49	68

(1)
The Corporation transfers residential mortgage loans to securitizations sponsored by the GSEs or GNMA in the normal course of business and receives RMBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
A majority of the first-lien residential and commercial mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. Gains recognized on these LHFS prior to securitization, which totaled $750 million and $715 million, net of hedges, during 2015 and 2014, are not included in the table above.

Schedule of Variable Interest Entities
The table below summarizes select information related to home equity loan, credit card and other asset-backed VIEs in which the Corporation held a variable interest at December 31, 2015 and 2014.

Home Equity Loan, Credit Card and Other Asset-backed VIEs

	Home Equity Loan (1)		Credit Card (2, 3)		Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Unconsolidated VIEs
Maximum loss exposure	$3,988	$4,801	$—	$—	$13,046	$8,574	$1,572	$2,100	$63	$77
On-balance sheet assets
Senior securities held (4, 5):
Trading account assets	$—	$12	$—	$—	$1,248	$767	$2	$25	$—	$6
Debt securities carried at fair value	—	—	—	—	4,341	6,945	—	—	53	61
Held-to-maturity securities	—	—	—	—	7,370	745	—	—	—	—
Subordinate securities held (4, 5):
Trading account assets	—	2	—	—	17	44	—	—	—	—
Debt securities carried at fair value	57	39	—	—	70	73	—	—	—	—
All other assets	—	—	—	—	—	—	—	—	10	10
Total retained positions	$57	$53	$—	$—	$13,046	$8,574	$2	$25	$63	$77
Total assets of VIEs (6)	$5,883	$6,362	$—	$—	$35,362	$28,065	$2,518	$3,314	$314	$1,276

Consolidated VIEs
Maximum loss exposure	$231	$991	$32,678	$43,139	$354	$654	$1,973	$2,440	$—	$92
On-balance sheet assets
Trading account assets	$—	$—	$—	$—	$771	$1,295	$1,984	$2,452	$—	$—
Loans and leases	321	1,014	43,194	53,068	—	—	—	—	—	—
Allowance for loan and lease losses	(18)	(56)	(1,293)	(1,904)	—	—	—	—	—	—
Loans held-for-sale	—	—	—	—	—	—	—	—	—	555
All other assets	20	33	342	392	—	—	1	—	—	54
Total assets	$323	$991	$42,243	$51,556	$771	$1,295	$1,985	$2,452	$—	$609
On-balance sheet liabilities
Short-term borrowings	$—	$—	$—	$—	$—	$—	$681	$1,032	$—	$—
Long-term debt	183	1,076	9,550	8,401	417	641	12	12	—	516
All other liabilities	—	—	15	16	—	—	—	—	—	1
Total liabilities	$183	$1,076	$9,565	$8,417	$417	$641	$693	$1,044	$—	$517

(1)
For unconsolidated home equity loan VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves. For both consolidated and unconsolidated home equity loan VIEs, the maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees.

(2)	At December 31, 2015 and 2014, loans and leases in the consolidated credit card trust included $24.7 billion and $36.9 billion of seller’s interest.

(3)	At December 31, 2015 and 2014, all other assets in the consolidated credit card trust included restricted cash, certain short-term investments, and unbilled accrued interest and fees.

(4)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2015 and 2014, there were no OTTI losses recorded on those securities classified as AFS or HTM debt securities.

(5)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(6)	Total assets include loans the Corporation transferred with which it has continuing involvement, which may include servicing the loan.

First Lien Mortgages
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2015 and 2014.

First-lien Mortgage VIEs

	Residential Mortgage
			Non-agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Unconsolidated VIEs
Maximum loss exposure (1)	$28,192	$14,921	$1,027	$1,288	$2,905	$3,167	$622	$710	$326	$352
On-balance sheet assets
Senior securities held (2):
Trading account assets	$1,297	$584	$42	$3	$94	$14	$99	$81	$59	$54
Debt securities carried at fair value	24,369	13,473	613	816	2,479	2,811	340	383	—	76
Held-to-maturity securities	2,511	840	—	—	—	—	—	—	37	42
Subordinate securities held (2):
Trading account assets	—	—	1	—	37	—	2	1	22	58
Debt securities carried at fair value	—	—	12	12	3	5	28	—	54	58
Held-to-maturity securities	—	—	—	—	—	—	—	—	13	15
Residual interests held	—	—	—	10	—	—	—	—	48	22
All other assets (3)	15	24	40	56	—	1	153	245	—	—
Total retained positions	$28,192	$14,921	$708	$897	$2,613	$2,831	$622	$710	$233	$325
Principal balance outstanding (4)	$313,613	$397,055	$16,087	$20,167	$27,854	$32,592	$40,848	$50,054	$34,243	$20,593

Consolidated VIEs
Maximum loss exposure (1)	$26,878	$38,345	$65	$77	$232	$206	$—	$—	$—	$—
On-balance sheet assets
Trading account assets	$1,101	$1,538	$—	$—	$188	$30	$—	$—	$—	$—
Loans and leases	25,328	36,187	111	130	675	768	—	—	—	—
Allowance for loan and lease losses	—	(2)	—	—	—	—	—	—	—	—
All other assets	449	623	—	6	54	15	—	—	—	—
Total assets	$26,878	$38,346	$111	$136	$917	$813	$—	$—	$—	$—
On-balance sheet liabilities
Long-term debt	$—	$1	$46	$56	$840	$770	$—	$—	$—	$—
All other liabilities	1	—	—	3	—	13	—	—	—	—
Total liabilities	$1	$1	$46	$59	$840	$783	$—	$—	$—	$—

(1)
Maximum loss exposure includes obligations under loss-sharing reinsurance and other arrangements for non-agency residential mortgage and commercial mortgage securitizations, but excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and other servicing rights and obligations. For additional information, see Note 7 – Representations and Warranties Obligations and Corporate Guarantees and Note 23 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2015 and 2014, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)
Not included in the table above are all other assets of $222 million and $635 million, representing the unpaid principal balance of mortgage loans eligible for repurchase from unconsolidated residential mortgage securitization vehicles, principally guaranteed by GNMA, and all other liabilities of $222 million and $635 million, representing the principal amount that would be payable to the securitization vehicles if the Corporation was to exercise the repurchase option, at December 31, 2015 and 2014.

(4)	Principal balance outstanding includes loans the Corporation transferred with which it has continuing involvement, which may include servicing the loans.

Other Variable Interest Entities
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities
The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2015 and 2014.

Other VIEs

	December 31
	2015			2014
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$6,295	$12,916	$19,211	$7,981	$12,391	$20,372
On-balance sheet assets
Trading account assets	$2,300	$366	$2,666	$1,575	$355	$1,930
Debt securities carried at fair value	—	126	126	—	483	483
Loans and leases	3,317	3,389	6,706	4,020	2,693	6,713
Allowance for loan and lease losses	(9)	(23)	(32)	(6)	—	(6)
Loans held-for-sale	284	1,025	1,309	1,267	814	2,081
All other assets	664	6,925	7,589	1,646	6,658	8,304
Total	$6,556	$11,808	$18,364	$8,502	$11,003	$19,505
On-balance sheet liabilities
Long-term debt (1)	$3,025	$—	$3,025	$1,834	$—	$1,834
All other liabilities	5	2,697	2,702	105	2,643	2,748
Total	$3,030	$2,697	$5,727	$1,939	$2,643	$4,582
Total assets of VIEs	$6,556	$49,190	$55,746	$8,502	$50,366	$58,868

(1)	Includes $2.8 billion and $1.4 billion of long-term debt at December 31, 2015 and 2014 issued by other consolidated VIEs, which has recourse to the general credit of the Corporation.